Bank borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Bank borrowings
Schedule of bank borrowings

	December 31,	December 31,
(In thousands)	2021	2022
Bank borrowings, current portion	2,876	7,024
Bank borrowings, non-current portion	17,291	24,750
Total	20,167	31,774

Schedule of maturity of bank borrowings

As of December 31, 2022, the bank borrowings will be due according to the following schedule:

(In thousands)	Principal amounts
Within 1 year	7,024
Between 1 to 2 years	7,024
Between 2 to 3 years	7,024
Between 3 to 4 years	7,024
Between 4 to 5 years	3,678